Notes Payable to Shareholders	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

Note 5 - Notes Payable to Shareholders

The Company issued, in aggregate, $150,000 principal amount of unsecured promissory notes to certain officers and Initial Shareholders on September 15, 2010. The notes were non-interest bearing and were payable on the earlier of September 15, 2011 or the consummation of the Offering. On March 23, 2011 the parties to the notes agreed to extend their payable date to include ten (10) business days following the Offering. The notes were repaid in full on March 31, 2011.